Interest Rate Swaps (Tables)	12 Months Ended
Dec. 31, 2021
Designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

The Company records the fair value of the interest rate swaps as an asset or liability on its balance sheet. Interest rate swaps are considered to be a Level 2 item. The following table shows the interest rate swap liabilities as of December 31, 2021 and December 31, 2020:

Derivatives designated as hedging instruments	Balance Sheet location	December 31, 2021	December 31, 2020
Interest rate swap	Current portion of derivative assets / (liabilities)	$253,938	(349,374)
Interest rate swap	Non - current portion of derivative assets / (liabilities)	$794,969	(379,762)

Not designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

Derivatives not designated as hedging instruments	Balance Sheet location	December 31, 2021	December 31, 2020
Interest rate swap	Current portion of derivative assets / (liabilities)	$52,974	(48,044)
Interest rate swap	Non - current portion of derivative assets / (liabilities)	$186,866	(54,212)